SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF NON-CASH OTHER INCOME

A summary of the Company’s non-cash other income is as follows:

	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
	$	$	$	$
Accretion of decommissioning provision (note 12)	746	394	1,589	775
Accretion of COMIBOL initial investment CAPEX receivable (note 5(a))	(461)	12	(977)	(440)
Finance charges on leases	-	162	28	296
Interest expense, carrying and finance charges (note 10)	1,185	348	2,060	600
	1,470	916	2,700	1,231